Related parties	12 Months Ended
Dec. 31, 2022
Related Parties [abstract]
Related Parties
27 Related parties
Transactions with the Norwegian State
The Norwegian State is the majority shareholder of Equinor and also holds major investments in other Norwegian companies. As of

31 December 2022, the Norwegian State had an ownership interest in Equinor of 67.0% (excluding Folketrygdfondet, the Norwegian national insurance fund, of 3.4
%). This ownership structure means that Equinor participates in transactions with many parties that are
under a common ownership structure and therefore meet the definition of a related party. The responsibility for the Norwegian State`s shareholding in Equinor was transferred from the Ministry of Petroleum and Energy to the Ministry of Trade and Industry on 1 January
2022.
Total purchases of oil and natural gas liquids from the Norwegian State amounted to USD 12,617 million, USD
9,572

million and USD
5,108

million in 2022, 2021 and 2020, respectively. These purchases of oil and natural gas liquids are recorded in Equinor ASA. In addition, Equinor ASA sells in its own name, but for the Norwegian State’s account and risk, the

Norwegian State’s gas production.
These transactions are presented net. For further information please see note 7 Total revenues and other income. The most significant items included in the line-item Payables to equity accounted associated companies and other related parties in note 24
Trade and other payables, are amounts payable to the Norwegian State for these purchases.
The line-item Prepayments and Financial Receivables includes USD 1,461 million which represent a gross receivable from the
Norwegian state under the Marketing Instruction in relation to the state’s (SDFI) expected participation in the gas sales activities of a
foreign subsidiary of Equinor. At year end 2021 the corresponding amount was USD 435 million. The increase is mainly related to
increased volumes and higher cost price on the gas storage. A corresponding non-current liability of USD
1,461

million has been
recognized, representing SDFI's estimated interest in the gas sales activities in the foreign subsidiary.
Other transactions
In its ordinary business operations Equinor enters into contracts such as pipeline transport, gas storage and processing of petroleum
products, with companies in which Equinor has ownership interests. Such transactions are included within the applicable captions in
the Consolidated statement of income. Gassled and certain other infrastructure assets are operated by Gassco AS, which is an entity
under common control by the Norwegian Ministry of Petroleum and Energy. Gassco’s activities are performed on behalf of and for the risk and reward of pipeline and terminal owners, and capacity payments flow through Gassco to the respective owners. Equinor
payments that flowed through Gassco in this respect amounted to USD 1,210 million, USD
1,030

million and USD
896

million in 2022,
2021 and 2020, respectively. These payments are mainly recorded in Equinor ASA. The stated amounts represent Equinor’s capacity payment net of Equinor’s own ownership interests in Gassco operated infrastructure.

In addition, Equinor ASA manages, in its own
name, but for the Norwegian State’s account and risk, the Norwegian State’s share of the Gassco costs. These transactions are
presented net. Equinor has had transactions with other associated companies and joint ventures in the course of its ordinary
business, for which amounts have not been disclosed due to materiality. In addition, Equinor has had transactions with joint operations and similar arrangements where Equinor is operator. Indirect operating expenses incurred as operator are charged to the joint operation or similar arrangement based on the “no-gain/no-loss” principle.
Related party transactions with management are presented in note 8 Salaries and personnel expenses
.